Subsequent Events (10K) (Details Narrative) - USD ($)										12 Months Ended
	Apr. 01, 2016	Jan. 25, 2016	Jan. 22, 2016	Jan. 14, 2016	Jan. 08, 2016	Dec. 24, 2015	Dec. 01, 2015	Sep. 10, 2015	Jun. 17, 2015	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Reverse stock split description									1-for-100 reverse stock split
Common stock shares authorized										200,000,000	200,000,000	3,000,000,000
Shares issued, price per share										$ 1.00		$ .50
Number of common stock issued during the period										$ 4,326,086
Existing Stockholders [Member]
Number of common stock shares issued during the period			3,700							134,378
Shares issued, price per share			$ 5.00
Number of common stock issued during the period			$ 18,500							$ 671,890
Subsequent Event [Member]
Reverse stock split description	1-for-100 reverse stock split			On January 14, 2016, we filed a Preliminary Schedule 14C Information Statement with the Securities and Exchange Commission, in connection with the approval of articles of amendment to our amended and restated articles of incorporation, as amended, by our Board of Directors and the holder of a majority of the voting power of the issued and outstanding capital stock of the Company, to, on the Effective Date (as defined below), (i) effect a reverse stock split of the issued and outstanding shares of the common stock, at the ratio of 1-for-100, (ii) immediately after the reverse stock split, effect a forward stock split on a 100-for-1 share basis of the issued and outstanding common stock and reduce the number of authorized shares of common stock from 3,000,000,000 to 200,000,000, and (iii) immediately prior to the reverse stock split, pay in cash to those shareholders holding fewer than 100 shares of common stock, instead of issuing fractional shares, an amount per share equal to the average closing price per share of the common stock on the OTCQB, averaged over a period of 30 consecutive calendar days ending on (and including) the date of the Effective Date, without interest. The articles of amendment will be effective upon their filing with the Secretary of State of Florida which will occur approximately, but not less than, 20 days after the definitive information statement is mailed to the shareholders of the Company (“Effective Date”).
Number of common stock shares issued during the period		1,000,000
Shares issued, price per share		$ 5.00
Subsequent Event [Member] | Existing Stockholders [Member]
Number of common stock shares issued during the period			3,700
Shares issued, price per share			$ 5.00
Number of common stock issued during the period			$ 18,500
Subsequent Event [Member] | Minimum [Member]
Common stock shares authorized				3,000,000,000
Subsequent Event [Member] | Maximum [Member]
Common stock shares authorized				200,000,000
Series G Preferred Stock [Member]
Number of unconverted shares of preferred stock						160,000
Number of unconverted shares of preferred stock value						$ 160,000
Number of common stock issued conversion basis										1,050,000
Series A Preferred Stock [Member] | Minimum [Member]
Number of common stock issued conversion basis							8	4
Series A Preferred Stock [Member] | Maximum [Member]
Number of common stock issued conversion basis							16	8
Series A Preferred Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Number of common stock issued conversion basis					16
Series A Preferred Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Number of common stock issued conversion basis					32
Series H Preferred Stock [Member]
Number of common stock issued conversion basis										160,000
Series H Preferred Stock [Member] | Subsequent Event [Member]
Number of common stock issued conversion basis					10,000
Series H Preferred Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Number of common stock issued conversion basis					1
Series H Preferred Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Number of common stock issued conversion basis					5,332
Preferred stock conversion ratio					0.5332